Taxation (Tables)	6 Months Ended
Sep. 30, 2024
Taxation [Abstract]
Schedule of Income Tax Provision	The income tax provision consisted of the following components:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Current income tax expense	$-	$8,347
Deferred income tax benefit	(191,820)	(79,198)
Total income tax benefit	$(191,820)	$(70,851)

Schedule of Pretax Income by Major Tax Jurisdictions	The pretax income by major tax jurisdictions is as follows:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Income/(loss) before tax
PRC	$80,129	$(153,096)
Hong Kong	(1,064,176)	428,710
Serbia	(47,844)	-
Other	95,751	67,149
Total	(936,140)	342,763

Income tax (benefit)/expense
PRC	(34,949)	(79,198)
Hong Kong	(155,386)	8,347
Serbia	(1,485)	-
Total income tax benefit	$(191,820)	$(70,851)

Schedule of Actual Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision under the PRC statutory rate is as follows:
	For the six months ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
(Loss)/income before income tax expense	$(936,140)	$342,763
Income tax rate – mainland China	25%	25%
Computed income tax (benefit)/expense with statutory EIT tax rate	(234,035)	85,691
Additional deduction for R&D expenses	(83,039)	(50,706)
Effect of preferential tax of PRC subsidiary	23,299	18,995
Effect of preferential tax of Hong Kong subsidiary	-	(16,947)
Changes in valuation allowance	(7,098)	3,074
Effect of income tax rate differences in jurisdictions other than mainland China*	72,817	13,902
Tax effect of non-taxable income and non-deductible items	36,236	(124,860)
Income tax benefit	$(191,820)	$(70,851)
*	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.

Schedule of Deferred Tax Assets	As of September 30, 2024 and March 31, 2024, the significant components of the deferred tax assets were summarized below:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Deferred tax assets:
Inventory provision allowance	$66,792	$67,075
Net operating loss carried forward	536,162	341,335
Total deferred tax assets	602,954	408,410
Valuation allowance	(114,764)	(121,016)
Deferred tax assets, net	$488,190	$287,394

Schedule of Valuation Allowance of Deferred Tax Assets	The movements of valuation allowance of deferred tax assets are as follows:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)
Balance at beginning of the period	$121,016	$90,991
Additions	-	29,751
Decrease	(7,098)	-
Foreign currency translation adjustments	846	274
Balance at end of the period	$114,764	$121,016